Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES™

Supplement dated December 13, 2007 to the

Prospectus dated October 1, 2007 and supplemented November 13, 2007

(as so supplemented, the “Prospectus”)

Effective on December 15, 2007, the Prospectus is supplemented by making the following changes to the section entitled “Management of ProShares Trust” under the heading “Portfolio Management” on page 128:

1.	The first sentence is amended and restated to reflect that each series of ProShares Trust (each, a “Fund”) is managed by an investment team overseen by William E. Seale, Ph.D. and George O. Foster.

2.	The paragraph describing the experience of Taeyong Lee is deleted in its entirety.

3.	The disclosure regarding the members of the investment team having joint responsibility for the day-to-day management of the Funds is updated to add the following:

Howard Rubin CFA, ProShare Advisors – Senior Portfolio Manager since December, 2007. ProFund Advisors – Senior Portfolio Manager since November 2004 and Portfolio Manager from April 2000 through November 2004. Mr. Rubin holds the Chartered Financial Association (CFA) designation.

Please retain this supplement with the Prospectus for future reference.

PROSHARES SUPP2

Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES™

Supplement dated December 13, 2007 to the

Statement of Additional Information dated October 1, 2007 and supplemented November 13, 2007 (as so supplemented, the “SAI”)

Effective on December 15, 2007, the SAI is revised and supplemented as follows:

1.	The section under the heading “Investment Advisor – Portfolio Management” on page 35 is deleted in its entirety and replaced with the following:

The table below discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Funds managed by such portfolio manager. Except as indicated below, the information is as of May 31, 2007.

Name of Portfolio Manager	Dollar Range of Equity Securities
William Seale	None
George Foster	None
Howard Rubin[1]	None
Michael Neches	None
Robert Parker	$1 - $10,000
Steven Schoffstall	None

[1]	Information as of December 13, 2007.

2.	In the section “Investment Advisor – Portfolio Managers’ Compensation” beginning on page 35, the table “Other Accounts Managed by Portfolio Managers” on page 36 is updated by replacing information regarding Taeyong Lee with the following information about accounts managed by Howard Rubin as of December 13, 2007:

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/ Total Assets	Number of All Other Accounts Managed/ Total Assets
Howard Rubin	58/$9.6 billion	None	0/$0

Please retain this supplement with the SAI for future reference.